LOSS PER CLASS A AND CLASS B ORDINARY SHARE - Schedule of weighted average number of ordinary shares (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
LOSS PER CLASS A AND CLASS B ORDINARY SHARE
Issued Class A and Class B ordinary shares as of January 1	999,268,000	826,214,000
Effect of ordinary shares issued	2,239,000	30,191,000
Effect of ordinary shares deemed to be in issue	14,118,000	50,451,000
Effect of repurchase of Class A ordinary shares	(14,544,000)
Weighted average number of Class A and Class B ordinary shares for the year	1,001,081,000	906,856,000
Effect of Class A ordinary shares surrendered	1,000
Class A and Class B Ordinary share [Member]
LOSS PER CLASS A AND CLASS B ORDINARY SHARE
Weighted average number of Class A and Class B ordinary shares for the year	1,001,081,000	906,856,000